EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Calculation of basic and diluted earnings per share:
Net income before taxes	$ (3,060)	$ (12,280)	$ (25,793)	$ (313,948)	$ (310,888)	$ (81,872)
Less: Net loss attributable to noncontrolling interests		8,108	456	6,424		981
Net loss attributable to Select Energy Services, Inc.		(4,172)	(25,337)	(1,043)
Predecessor
Calculation of basic and diluted earnings per share:
Net income before taxes				(306,481)	$ (306,481)	$ (80,891)
Less: Net loss attributable to noncontrolling interests			$ 25,337
Class A-1 common stock
Calculation of basic and diluted earnings per share:
Net income before taxes				(844)
Net loss attributable to Select Energy Services, Inc.		$ (3,363)		$ (844)
Weighted average shares outstanding:		16,100,000		16,100,000
Net loss per share attributable to common stockholders (in dollars per share)		$ (0.21)		$ (0.05)
Class A common stock
Calculation of basic and diluted earnings per share:
Net income before taxes				$ (199)
Net loss attributable to Select Energy Services, Inc.		$ (809)		$ (199)
Weighted average shares outstanding:		3,870,194		3,802,972
Net loss per share attributable to common stockholders (in dollars per share)		$ (0.21)		$ (0.05)
Class B common stock
Calculation of basic and diluted earnings per share:
Weighted average shares outstanding:		38,462,541		38,462,541
Parent Company
Calculation of basic and diluted earnings per share:
Net income before taxes				$ (1,043)
Net loss attributable to Select Energy Services, Inc.				$ (1,043)